Claims Payable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Claims Payable.
Claims Unpaid, Beginning of Year	$ 56,934,400	$ 19,859,348	$ 19,859,348	$ 7,801,556
Incurred, Related to:
Current Year	418,149,443	295,275,661	418,103,177	119,091,765	$ 79,982,717
Prior Year(s)	(1,921,074)
Total Incurred	416,228,369	295,275,661	418,103,177	119,091,765	79,982,717
Paid, Related to:
Current Year	337,014,904	243,942,253	361,512,059	99,524,323	72,181,161
Prior Year(s)	61,039,614	19,038,200	19,516,066	7,509,650
Total Paid	398,054,518	262,980,453	381,028,125	107,033,973	72,181,161
Claims Unpaid, End of Year	$ 75,108,251	$ 52,154,556	$ 56,934,400	$ 19,859,348	$ 7,801,556